LVIP SSgA Developed International 150 Fund
LVIP SSgA Developed International 150 Fund (Standard and Service Class)
Investment Objective
The investment objective of the LVIP SSgA Developed International 150 Fund (the “Fund”) is to seek to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees LVIP SSgA Developed International 150 Fund	Standard Class	Service Class
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP SSgA Developed International 150 Fund		Standard Class	Service Class
Management Fee		0.75%	0.75%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.10%	0.10%
Total Annual Fund Operating Expenses		0.85%	1.10%
Less	[1][2]	(0.41%)	(0.41%)
Total Annual Fund Operating Expenses	[3]	0.44%	0.69%
[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.35% on the first $100 million of the Fund's average daily net assets and 0.43% of the Fund's average daily net assets in excess of $100 million. The agreement will continue at least through April 30, 2014 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[2]	Fee Waiver
[3]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP SSgA Developed International 150 Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	45	230	431	1,011
Service Class	70	309	566	1,303

Expense Example, No Redemption LVIP SSgA Developed International 150 Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	45	230	431	1,011
Service Class	70	309	566	1,303

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 53% of the average value of its portfolio.
Principal Investment Strategies
The Fund pursues its objective by investing in approximately 150 foreign equity securities. Stocks are selected from the list of stocks that represents the 750 largest foreign companies by market capitalization in the MSCI World ex US Index (market capitalization to be determined as of the last trading day of March, i.e. rebalance date). The Fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. Foreign equity securities may trade on U.S. or foreign markets.

The Fund's portfolio construction rules are as follows:
  identify the largest 750 foreign stocks in the MSCI World ex US Index by market capitalization;
  rank the stocks in each Global Industry Classification Standard (GICS)* sector by average valuation ranking using three equally-weighted measures: Price/Earnings ratio, Price/Book ratio and Dividend Yield;
  select the 20% of stocks within each GICS* sector with the lowest average valuation ranking;
  equally-weight each stock; and
  rebalance the portfolio annually as of the last trading day of March.
* GICS is a widely recognized global standard for categorizing companies into sectors and industries.

The target number of stocks is 20% of the number of stocks within each GICS sector. On an annual basis, the sub-adviser will rebalance the Fund's portfolio in accordance with the portfolio construction rules. Between annual rebalancing, when cash inflows and outflows require, the sub-adviser will make new purchases and sales of common stock of the selected companies in the same proportion that such securities are then held in the Fund based on current value. While securities will be equally-weighted on the annual rebalancing date, such weightings may fluctuate throughout the year based on market conditions.

The Fund may invest in stock index futures as a substitute for a comparable market position in the securities underlying the MSCI World ex US Index. Stock index futures are used by the Fund to equitize cash so that the Fund may remain invested in the equity market while facilitating shareholder redemptions.
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk. The value of portfolio securities may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Rules-Based Strategy Risk. A “rules-based” strategy is a methodology based on a systematic approach and is not passively managed against a benchmark index. Its investment performance may differ significantly from the performance of any index against which its performance may be compared.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their estimated value, and may even go down in price.
  Foreign Securities Risk. Foreign securities have additional risks that are not present when investing in U.S. securities. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign stocks include the risk of loss from foreign government or political actions. Investing in foreign securities may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 38.46%.

The Fund’s lowest return for a quarter occurred in the third quarter of 2011 at: (17.83%).
Average Annual Total Returns For periods ended 12/31/12
Average Annual Total Returns LVIP SSgA Developed International 150 Fund	1 year	Lifetime Since inception	Inception Date
Standard Class	13.64%	(2.52%)	May 01, 2008
Service Class	13.37%	(2.76%)	May 01, 2008
MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes)	17.32%	(2.98%)	May 01, 2008